Nov. 1, 2005


Securities and Exchange Commission
450 Fifth Street N.W., Mail Stop 5-6
Washington, DC.  20549-1004

ATTN: Mark Cowan
Document Control - EDGAR

RE:   AXP Variable Portfolio - Income Series, Inc.
            RiverSource(SM) Variable Portfolio - Core Bond Fund RiverSource(SM) Variable Portfolio - Diversified Bond Fund RiverSource(SM) Variable Portfolio - Global Bond Fund RiverSource(SM) Variable Portfolio - High Yield Bond Fund RiverSource(SM) Variable Portfolio - Income Opportunities Fund RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund
            RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund
      Post-Effective Amendment No. 54
      File No. 2-73113/811-3219

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 54 (Amendment). This Amendment was filed electronically on Oct. 27, 2005.

If you have any questions, please contact either Christopher O. Petersen at
(612) 671-4321, Boba Selimovic at (612) 671-7449 or Anna Butskaya at (612)
671-4993.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.